Business combinations and assets held for sale	3 Months Ended
Mar. 31, 2021
Business combinations and assets held for sale [Abstract]
Business combinations and assets held for sale
Note 5. – Business combinations and assets held for sale

For the three-month period ended March 31, 2021

Business combinations

On January 6, 2021, the Company completed its second investment through its Chilean renewable energy platform in a 40 MW solar PV plant, Chile PV 2, located in Chile, for approximately $5 million. Atlantica has control over Chile PV 2 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 2 has been accounted for in these consolidated condensed interim financial statements in accordance with IFRS 3, Business Combinations, showing 65% of Non-Controlling interests.

On January 8, 2021, the Company completed the purchase of an additional 42.5% stake in Rioglass, a multinational manufacturer of solar components, increasing its stake from 15% to 57.5% and gaining control over the business under IFRS 10, Consolidated Financial Statements. The purchase price paid was $8.4 million, and the Company paid an additional $3.6 million (deductible from the final payment) for an option to acquire the remaining 42.5% under the same conditions until September 2021. After that date, the seller also has an option to sell (Put option) the 42.5% under the same conditions, which is accounted for by the Company as a liability in accordance with IAS 32, Financial Instruments: Presentation, for $5 million as of March 31, 2021. The acquisition of Rioglass has been accounted for in these consolidated condensed interim financial statements in accordance with IFRS 3, Business Combinations.

The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the three-month period ended March 31, 2021
($ in thousands)
Concessional assets	35,095
Deferred tax asset	4,221
Cash & cash equivalents	2,250
Assets held for sale (*)	95,036
Other current assets	728
Non-current Project debt	(24,380)
Current Project debt	(687)
Liabilities directly associated with the assets held for sale (*)	(74,880)
Other current and non-current liabilities	(4,478)
Non-controlling interests	(8,287)
Total net assets acquired at fair value	24,618
Asset acquisition – purchase price paid	(16,680)
Fair value of previously held 15% stake in Rioglass	(3,048)
Liability for the Put option held by the seller of Rioglass	(4,890)
Net result of business combinations	-

(*) The net assets of Rioglass are presented as Assets held for sale at acquisition date (see below).

The purchase price equals the fair value of the net assets acquired.

The allocation of the purchase price is provisional as of March 31, 2021 and amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of March 31, 2021. The measurement period will not exceed one year from the acquisition dates.

The amount of revenue contributed by the acquisitions performed during the three-month period ended March 31, 2021 to the consolidated condensed interim financial statements of the Company as of March 31, 2021 is $1.4 million, and the amount of profit after tax is $0.9 million.

Assets held for sale

The Company currently intends to sell a significant portion of the shares of Rioglass to partners, retaining a minority stake, and a plan to sell has already been initiated. As a result, the business of Rioglass has been presented as discontinued operations held for sale under IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, in these consolidated condensed interim financial statements as of March 31, 2021 since this transaction falls under the definition and requirements of IFRS 5. If in the future the plan to sell is delayed or canceled, such requirements may no longer be fulfilled, and the Company would account for the business of Rioglass as continuing operations.

The amounts of Assets held for as of March 31, 2021 and December 31, 2020 fully relate to Rioglass, and are as follows:

	Balance as of March 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Assets held for sale	92,089	-
Liabilities directly associated with the assets held for sale	72,172	-
Total Assets held for sale, net	19,917	-

The results after tax of the discontinued operations of Rioglass included in these consolidated condensed interim financial statements since acquisition date amount to a profit of $0.5 million and have been presented separately within a single line of the profit and loss statement in accordance with IFRS 5.

For the year ended December 31, 2020

On April 3, 2020, the Company completed the first investment made through the renewable energy platform it created in Chile with financial partners, which comprised a 55 MW solar PV plant, Chile PV 1, located in Chile for approximately $4 million. Atlantica has control over Chile PV 1 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 1 was accounted for in these consolidated condensed interim financial statements in accordance with IFRS 3, Business Combinations, showing 65% of Non-Controlling interest.

On May 31, 2020, the Company obtained control over the Board of Directors of Befesa Agua Tenes which owns a 51% stake in Tenes, a water desalination plant in Algeria and therefore controls the asset. The total investment, in the form of a secured loan agreement to be reimbursed through a full cash-sweep of all the dividends to be received from the asset, amounted to approximately $19 million as of May 31, 2020. The acquisition was accounted for in these consolidated condensed interim financial statements of Atlantica, in accordance with IFRS 3, Business Combinations, showing 49% of Non-Controlling interests.

The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year-ended December 31, 2020
($ in thousands)
Contracted concessional assets	170,769
Other non-current assets	356
Cash & cash equivalents	17,646
Other current assets	31,243
Non-current Project debt	(149,585)
Current Project debt	(8,680)
Other current and non-current liabilities	(13,831)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.

The allocation of the purchase prices is provisional until one year from the acquisition dates. No significant adjustments were made in 2021 to the amounts indicated in the table above during the measurement period.

The amount of revenue contributed by the acquisitions performed during 2020 to the consolidated financial statements of the Company for the year 2020 was $22.5 million, and the amount of profit after tax was $6.3 million. Had the acquisitions been consolidated from January 1, 2020, the consolidated statement of comprehensive income would have included additional revenue of $14.7 million and additional profit after tax of $3.7 million.